Interbank Borrowings (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Interbank borrowings	$ 2,519,818	$ 1,788,626
Loans From Foreign Financial Institutions [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	2,232,856	1,284,501
Loans From Foreign Financial Institutions [Member] | Bank Of America N.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	355,051	38,906
Loans From Foreign Financial Institutions [Member] | Citibank N.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	269,841
Loans From Foreign Financial Institutions [Member] | Mizuho Bank Ltd. NY. [Member]
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Interbank borrowings	269,404	223,829
Loans From Foreign Financial Institutions [Member] | Wells Fargo Bank N.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	231,823
Loans From Foreign Financial Institutions [Member] | Sumitomo Mitsui Banking Corporation [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	179,415	278,765
Loans From Foreign Financial Institutions [Member] | Standard Chartered Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	153,373	50,960
Loans From Foreign Financial Institutions [Member] | The Bank of Nova Scotia [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	134,819	163,927
Loans From Foreign Financial Institutions [Member] | The Bank of New York Mellon [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	119,616	69,921
Loans From Foreign Financial Institutions [Member] | Barclays Bank Plc London [Member]
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Interbank borrowings	98,803	34,965
Loans From Foreign Financial Institutions [Member] | Corporacion Andina De Fomento [Member]
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Interbank borrowings	75,097	52,371
Loans From Foreign Financial Institutions [Member] | Zurcher Kantonalbank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	75,002
Loans From Foreign Financial Institutions [Member] | The Toronto Dominion Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	71,191
Loans From Foreign Financial Institutions [Member] | HSBC Bank Plc [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	69,786	34,936
Loans From Foreign Financial Institutions [Member] | Bank of Montreal [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	56,123	31
Loans From Foreign Financial Institutions [Member] | State Bank of India [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	28,231	331
Loans From Foreign Financial Institutions [Member] | Banco Latinoamericano De Comercio [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	18,731
Loans From Foreign Financial Institutions [Member] | Banco Santander Brasil S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	7,873	8,040
Loans From Foreign Financial Institutions [Member] | Banco Santander Hong Kong [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	3,697	6,047
Loans From Foreign Financial Institutions [Member] | Standard Chartered Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	3,613	843
Loans From Foreign Financial Institutions [Member] | Bank of China [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	952	7,777
Loans From Foreign Financial Institutions [Member] | Industrial and Commercial Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	898	30
Loans From Foreign Financial Institutions [Member] | Banco Santander Central Hispano [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	848	1,295
Loans From Foreign Financial Institutions [Member] | Korea Exchange Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	761
Loans From Foreign Financial Institutions [Member] | Hong Kong and Shanghai Banking [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	684	1,300
Loans From Foreign Financial Institutions [Member] | China Merchants Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	597
Loans From Foreign Financial Institutions [Member] | Unicredito Italiano Spa [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	583	1,117
Loans From Foreign Financial Institutions [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	571	888
Loans From Foreign Financial Institutions [Member] | Rabobank, Hong Kong Branch [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	477
Loans From Foreign Financial Institutions [Member] | Bbva Bancomer, S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	553
Loans From Foreign Financial Institutions [Member] | Kbc Bank Nv [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	406
Loans From Foreign Financial Institutions [Member] | Bank of Communications [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	385
Loans From Foreign Financial Institutions [Member] | Bank of The West [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	261
Loans From Foreign Financial Institutions [Member] | Danske Bank A/S [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	224
Loans From Foreign Financial Institutions [Member] | Deutsche Bank A,G, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	193	5,558
Loans From Foreign Financial Institutions [Member] | Kookmin Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	185
Loans From Foreign Financial Institutions [Member] | Caixabank S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	166
Loans From Foreign Financial Institutions [Member] | E, Sun Commercial Bank Ltd, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	159
Loans From Foreign Financial Institutions [Member] | Bank of Tokio Mitsubishi [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	156	1,032
Loans From Foreign Financial Institutions [Member] | Woori Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	155
Loans From Foreign Financial Institutions [Member] | Agricultural Bank of China [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	152	106
Loans From Foreign Financial Institutions [Member] | Bank of Taiwan [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	135	127
Loans From Foreign Financial Institutions [Member] | Shinhan Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	133
Loans From Foreign Financial Institutions [Member] | Taiwan Cooperative Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	131
Loans From Foreign Financial Institutions [Member] | Keb Hana Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	119
Loans From Foreign Financial Institutions [Member] | United Bank of India [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	113	378
Loans From Foreign Financial Institutions [Member] | Banca Di Credito Cooperativo A [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	112
Loans From Foreign Financial Institutions [Member] | Joint Stock Commercial Bank Fo, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	110	33
Loans From Foreign Financial Institutions [Member] | Banca Nazionale Del Lavoro S,P [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	106	77
Loans From Foreign Financial Institutions [Member] | Hua Nan Commercial Bank Ltd, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	102	164
Loans From Foreign Financial Institutions [Member] | Industrial Bank of Korea [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	96	195
Loans From Foreign Financial Institutions [Member] | Banco Bradesco S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	84	89
Loans From Foreign Financial Institutions [Member] | Bank of Ningbo [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	83
Loans From Foreign Financial Institutions [Member] | Bank of East Asia, Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	82	205
Loans From Foreign Financial Institutions [Member] | Hdfc Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	72
Loans From Foreign Financial Institutions [Member] | China Everbright Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	70
Loans From Foreign Financial Institutions [Member] | Cassa Di Risparmio Di Parma E [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	69
Loans From Foreign Financial Institutions [Member] | Mizuho Corporate Bank Ltd, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	67
Loans From Foreign Financial Institutions [Member] | Banco Bpm Spa [Member]
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Interbank borrowings	66	21
Loans From Foreign Financial Institutions [Member] | Canara Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	66
Loans From Foreign Financial Institutions [Member] | Banco Comercial Portugues [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	63
Loans From Foreign Financial Institutions [Member] | Caixa Destalvis I Pensions de Barcelona [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	63
Loans From Foreign Financial Institutions [Member] | Shanghai Pudong Development Ba [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	59	237
Loans From Foreign Financial Institutions [Member] | Banca Monte dei Paschi di Siena [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	58	179
Loans From Foreign Financial Institutions [Member] | Banca Commerciale Italiana S,P, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	50	288
Loans From Foreign Financial Institutions [Member] | Fortis Bank S,A,/N,V, Brussels [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	50	42
Loans From Foreign Financial Institutions [Member] | Habib Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	38
Loans From Foreign Financial Institutions [Member] | Kasikornbank Public Company Li [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	38
Loans From Foreign Financial Institutions [Member] | Banco Rio De La Plata S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	24
Loans From Foreign Financial Institutions [Member] | Australia And New Zealand Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	23
Loans From Foreign Financial Institutions [Member] | Banco de la Republica Oriental [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	23	41
Loans From Foreign Financial Institutions [Member] | Citic Industrial Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	19
Loans From Foreign Financial Institutions [Member] | Shangai Pudong Development Ban [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	14
Loans From Foreign Financial Institutions [Member] | Banco Caixa Geral [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	10
Loans From Foreign Financial Institutions [Member] | Bank of Baroda [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	9	37
Loans From Foreign Financial Institutions [Member] | Shanghai Commercial and Saving [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	6	33
Loans From Foreign Financial Institutions [Member] | Hsbc Bank USA [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	2	394
Loans From Foreign Financial Institutions [Member] | Akbank T,A,S, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		106
Loans From Foreign Financial Institutions [Member] | Banca Lombarda E Piemontese S, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		60
Loans From Foreign Financial Institutions [Member] | Banca Popolare Dell'Emilia Rom [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		31
Loans From Foreign Financial Institutions [Member] | Banca Popolare Di Milano S,C,A [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		6
Loans From Foreign Financial Institutions [Member] | Banco Commerzbank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		19
Loans From Foreign Financial Institutions [Member] | Banco de Galicia Y Buenos Aires [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		231
Loans From Foreign Financial Institutions [Member] | Banco De Sabadell S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		20
Loans From Foreign Financial Institutions [Member] | Banco Internacional S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		33
Loans From Foreign Financial Institutions [Member] | Banco Itau S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		14
Loans From Foreign Financial Institutions [Member] | Banistmo S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		32
Loans From Foreign Financial Institutions [Member] | Bank of India [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		51
Loans From Foreign Financial Institutions [Member] | Bank of Shanghai [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		134
Loans From Foreign Financial Institutions [Member] | Bankinter S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		24
Loans From Foreign Financial Institutions [Member] | Banque Bruxelles Lambert S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		509
Loans From Foreign Financial Institutions [Member] | Bnp Paribas, Hong Kong Branch [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		3,554
Loans From Foreign Financial Institutions [Member] | Caixabank S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		44
Loans From Foreign Financial Institutions [Member] | Cajas Rurales Unidas [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		18
Loans From Foreign Financial Institutions [Member] | Canara Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		237
Loans From Foreign Financial Institutions [Member] | Casa Di Risparmo De Padova E,R, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		30
Loans From Foreign Financial Institutions [Member] | Cassa Di Risparmio In Bologna [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		21
Loans From Foreign Financial Institutions [Member] | Chang Hwa Commercial Bank Ltd, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		18
Loans From Foreign Financial Institutions [Member] | China Construction Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		35
Loans From Foreign Financial Institutions [Member] | Citibank N,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		241,041
Loans From Foreign Financial Institutions [Member] | Credit Agricole [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		106
Loans From Foreign Financial Institutions [Member] | Credit Lyonnais [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		139
Loans From Foreign Financial Institutions [Member] | Development Bank of Singapore [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		3
Loans From Foreign Financial Institutions [Member] | Dexia Bank SA [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		789
Loans From Foreign Financial Institutions [Member] | First Union National Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		201
Loans From Foreign Financial Institutions [Member] | Hang Seng Bank (China) Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		6
Loans From Foreign Financial Institutions [Member] | Hanvit Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		58
Loans From Foreign Financial Institutions [Member] | Hdfc Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		28
Loans From Foreign Financial Institutions [Member] | Hsbc Bank Middle East [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		77
Loans From Foreign Financial Institutions [Member] | International Commercial Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		70
Loans From Foreign Financial Institutions [Member] | Kbc Bank Nv [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		23
Loans From Foreign Financial Institutions [Member] | Keb Hana Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		2,318
Loans From Foreign Financial Institutions [Member] | Kookmin Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		78
Loans From Foreign Financial Institutions [Member] | Mega International Commercial [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		9
Loans From Foreign Financial Institutions [Member] | Metropolitan Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		170
Loans From Foreign Financial Institutions [Member] | Oriental Bank of Commerce [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		87
Loans From Foreign Financial Institutions [Member] | Rabobank, Hong Kong Branch [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		1,548
Loans From Foreign Financial Institutions [Member] | Raiffeisen Bank Polska S,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		31
Loans From Foreign Financial Institutions [Member] | Shinhan Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		380
Loans From Foreign Financial Institutions [Member] | Taiwan Business Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		19
Loans From Foreign Financial Institutions [Member] | Taiwan Cooperative Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		66
Loans From Foreign Financial Institutions [Member] | U,S, Bank (Formerly First Bank) [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		18
Loans From Foreign Financial Institutions [Member] | United World Chinese Commercial Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		15
Loans From Foreign Financial Institutions [Member] | Wachovia Bank N,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		33,499
Loans From Foreign Financial Institutions [Member] | Wells Fargo Bank N,A, [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		216,749
Loans From Foreign Financial Institutions [Member] | Woori Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		356
Loans From Financial Institutions And The Central Bank Of Chile [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings
Loans From Financial Institutions And The Central Bank Of Chile [Member] | Borrowings And Other Obligations [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings
Loans From Domestic Financial Institutions [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	286,603
Loans from foreign financial institutions, continuacion [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	2,519,818	1,788,626
Loans from foreign financial institutions, continuacion [Member] | Subtotal [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	$ 359	$ 504,125